Deposits and Prepayments - Schedule of Deposits and Prepayments (Details) - EUR (€)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Deposits and Prepayments [Line Items]
Deposits and prepayments, total	€ 70,690	€ 19,656
Deposits [Member]
Schedule of Deposits and Prepayments [Line Items]
Deposits and prepayments, total	3,415	(3,813)
Prepayments [Member]
Schedule of Deposits and Prepayments [Line Items]
Deposits and prepayments, total	€ 67,275	€ 23,469